SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

10.             SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31,	December 31,	December 31,
	2015	2014	2013

Cash paid during the period for:
Interest	$10,216	$8,169	$11,053
Income taxes	$—	$—	$—

There were no significant non-cash transactions during the years ended December 31, 2015, December 31, 2014, or December 31, 2013.